11. SHAREHOLDERS' EQUITY: Schedule of share options outstanding and exercisable (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of share options outstanding and exercisable

Exercise Price	Expiry date	Options
		Outstanding	Exercisable
$0.22	January 27, 2019	169,000(1)	169,000
$0.15	July 20, 2022	150,000	150,000
$0.15	August 3, 2019	75,000	75,000
$0.15	September 27, 2022	150,000	150,000
$0.28	November 20, 2022	150,000	150,000
$0.28	December 8, 2022	1,330,000(2)	1,327,500
$0.24	March 27, 2023	200,000	200,000
$0.21	April 11, 2023	175,000	175,000
$0.125	September 12, 2023	140,000	140,000
		2,539,000	2,536,500